Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties

(a) Central Mare Inc.– Executive Officers and Other Personnel Agreements: On August 1, 2025, the Company entered into separate agreements with Central Mare, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer and Chief Financial Officer) and a number of managerial and administrative employees.

The Company has also entered into an agreement with Central Mare to manage and collect on its behalf all of the EUAs due from its charterers. As of December 31, 2025 and June 30, 2026, the amounts due from Central Mare were $1,099 and $1,886 respectively, referring exclusively to EUA’s collected on the Company’s behalf from the Company’s charterers. Such amount is included in Due from related parties in the accompanying unaudited interim condensed consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the six months ended June 30, 2025 and 2026 were $- and $57, respectively and are presented under General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).

(b)  CSI Management Agreement: On May 28, 2020, the Company’s vessel-owning subsidiaries of M/T Eco West Coast and M/T Eco Malibu entered into two management agreements, one for each vessel, with CSI and on March 18, 2026 and March 31, 2026 the Company’s vessel-owning subsidiaries of new building vessels Hull No. 25110062 and Hull No 158 entered into two management agreements, one for each newbuilding vessel, with CSI respectively (collectively the “CSI Management Agreements”). Finally, the Company entered into a letter agreement with CSI on July 15, 2025, as amended on December 30, 2025 (“CSI Letter Agreement”). The CSI Management Agreements and the CSI Letter Agreement (together the “Management Agreements”) can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the Management Agreements.

Pursuant to the Management Agreements, the Company pays a management fee of $670 per day for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $609 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels; (iv) in the case of  a vessel under construction a 1.00% of commission denoted as “Newbuilding vessels monitoring fee” that is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard) and (v) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI will perform supervision services for any newbuilding vessels while the vessels are under construction, for which the Company will pay CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting, legal and administrative services. Finally, the Management Agreements provide for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The Management Agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the Management Agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase is effected and if CPI is more than 5% then a 5% increase is effected.

As of December 31, 2025 and June 30, 2026, CSI was owed $160 and $53 by the Company, presented net in Due from related parties in the accompanying consolidated balance sheets. The fees charged by and expenses relating to CSI for the six months ended June 30, 2025 and 2026 are as follows:

	Period ended June 30,
	2025	2026	Presented in:
Management fees	243	243	Management fees – related parties – Statement of comprehensive income/(loss)
Accounting and reporting cost*	45	180	Management fees – related parties – Statement of comprehensive income/(loss)
Commission on charter hire agreements	149	129	Voyage expenses - Statement of comprehensive income/(loss)
Superintendent fees	-	19	Vessel operating expenses – Statement of comprehensive income/(loss)
Financing fees	-	77	Net in Current and Non-current portions of long-term debt – Balance sheet
Newbuilding vessels monitoring fee	-	113	Advances for vessels under construction – Balance sheet
Total	437	761

*
Accounting and reporting cost for the six month period ended June 30, 2025, represents an allocation of the expenses incurred by the Former Parent based on the number of calendar days of the Company’s vessels to total calendar days of the Former Parent’s fleet.

(c) Advances for asset acquisitions to related party: Please refer to Note 1.

(d) Series G Preferred Shares: Please refer to Note 1 and Note 11.

(e) Newbuilding MR SPA with Central Mare: Please refer to Note 1.